Fair value measurements and Hedging (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair value measurements on a recurring basis - Interest rate swaps
	Designed as				Notional amount June 30, 2018
Counterparty	accounting hedge	Inception	Expiry	Fixed Rate
HSH - Star Challenger	Yes	September 30, 2014	September 28, 2018	1.7650%	6,094
HSH - Star Fighter	Yes	September 30, 2014	September 28, 2018	1.7650%	6,271
Credit Agricole - Star Borealis	Yes	November 10, 2014	August 9, 2018	1.7200%	20,044
Credit Agricole - Star Polaris	Yes	August 11, 2014	November 9, 2018	1.7050%	21,133
Total					$53,542

Derivative instruments effect on statement of operations
Six months ended June 30,
	2017	2018
Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$1,642	$140
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(1,542)	(141)
Total Gain/(loss) on derivative financial instruments, net	$100	$(1)

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	(473)	(73)
Total Gain/(loss) recognized	$(473)	$(73)

Gain/(loss) on forward freight agreements and bunker swaps
Realized gain/(loss) on bunker swaps	(500)	1,580
Realized gain/(loss) on forward freight agreements	-	71
Unrealized gain/(loss) on forward freight agreements	(41)	(1,097)
Unrealized gain/(loss) on bunker swaps	-	1,446
Total Gain/(loss) recognized	$(541)	$2,000

Fair value measurements on a recurring basis
Significant Other Observable Inputs (Level 2)
December 31, 2017			June 30, 2018
	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 17	-	$ -	-
Bunker swaps - asset position	60	-	1,507	-
Interest rate swaps - asset position	-	-	-	130
Total	$ 77	-	$ 1,507	130
LIABILITIES
Forward freight agreements - liability position	$ -	-	1,080	-
Bunker swaps - liability position	-	-	-	-
Interest rate swaps - liability position	609	16	-	-
Total	$ 609	16	1,080	-